SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Share-based Compensation [Abstract]
Disclosure of indirect measurement of fair value of goods or services received, other equity instruments granted during period
The key assumptions utilized to calculate the grant-date fair values for these awards are summarized below:

Key assumptions
Grant date share price	€66.85
Expected volatility	17.4%
Dividend yield	1.2%
Risk-free rate	0%

The target amount of PSUs vests as follows based on the Company’s TSR ranking compared to an industry specific peer group of eight, including the Company, (“Peer Group”):

Ferrari TSR Ranking	% of Target Awards that Vest
	CEO	GEC and Key Leaders
1	150%	150%
2	120%	120%
3	100%	100%
4	75%	—
5	50%	—
The defined Peer Group is as follows:

Hermes	Burberry	Brunello Cucinelli	Ferragamo
LVMH	Moncler	Richemont